Business Combinations, Discontinued Operations, Sale of Other Disposal Groups and Selected Financial Information by Reportable Segment and Line of Business - Summary of Balance sheet Information by Geographic Segment (Detail) - MXN ($)
$ in Millions
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of operating segments [line items]
Total assets	$ 552,628	$ 567,691
Total liabilities	333,095	357,272
Net assets by segment	219,533	210,419
Additions to fixed assets	12,969	12,419
Mexico [member]
Disclosure of operating segments [line items]
Total assets	68,449	71,521
Total liabilities	17,906	23,574
Net assets by segment	50,543	47,947
Additions to fixed assets	2,285	2,133
United States [member]
Disclosure of operating segments [line items]
Total assets	269,496	268,342
Total liabilities	33,756	32,366
Net assets by segment	235,740	235,976
Additions to fixed assets	4,611	3,498
United Kingdom [member]
Disclosure of operating segments [line items]
Total assets	32,366	34,881
Total liabilities	19,220	24,160
Net assets by segment	13,146	10,721
Additions to fixed assets	908	1,010
France [member]
Disclosure of operating segments [line items]
Total assets	17,243	19,536
Total liabilities	7,111	7,360
Net assets by segment	10,132	12,176
Additions to fixed assets	441	372
Germany [member]
Disclosure of operating segments [line items]
Total assets	8,435	9,095
Total liabilities	6,546	6,848
Net assets by segment	1,889	2,247
Additions to fixed assets	314	441
Spain [member]
Disclosure of operating segments [line items]
Total assets	25,140	25,731
Total liabilities	2,957	3,543
Net assets by segment	22,183	22,188
Additions to fixed assets	499	553
Poland [member]
Disclosure of operating segments [line items]
Total assets	5,531	5,486
Total liabilities	2,605	3,086
Net assets by segment	2,926	2,400
Additions to fixed assets	564	230
Czech Republic [member]
Disclosure of operating segments [line items]
Total assets	4,352	5,016
Total liabilities	1,224	1,338
Net assets by segment	3,128	3,678
Additions to fixed assets	169	157
Rest of Europe [member]
Disclosure of operating segments [line items]
Total assets	11,299	11,265
Total liabilities	2,250	2,289
Net assets by segment	9,049	8,976
Additions to fixed assets	226	164
Colombia [member]
Disclosure of operating segments [line items]
Total assets	24,514	24,406
Total liabilities	8,721	11,307
Net assets by segment	15,793	13,099
Additions to fixed assets	428	1,178
Panama [member]
Disclosure of operating segments [line items]
Total assets	7,156	7,232
Total liabilities	1,187	1,029
Net assets by segment	5,969	6,203
Additions to fixed assets	231	152
Costa Rica [member]
Disclosure of operating segments [line items]
Total assets	1,640	1,869
Total liabilities	580	646
Net assets by segment	1,060	1,223
Additions to fixed assets	61	42
Caribbean TCL [member]
Disclosure of operating segments [line items]
Total assets	11,230	11,004
Total liabilities	4,954	4,917
Net assets by segment	6,276	6,087
Additions to fixed assets	535	584
Dominican Republic [member]
Disclosure of operating segments [line items]
Total assets	4,010	4,362
Total liabilities	1,182	1,132
Net assets by segment	2,828	3,230
Additions to fixed assets	150	172
Rest of South, Central America and the Caribbean [member]
Disclosure of operating segments [line items]
Total assets	6,459	6,967
Total liabilities	2,621	3,234
Net assets by segment	3,838	3,733
Additions to fixed assets	183	185
Philippines [member]
Disclosure of operating segments [line items]
Total assets	12,241	11,554
Total liabilities	2,929	2,617
Net assets by segment	9,312	8,937
Additions to fixed assets	544	518
Egypt [member]
Disclosure of operating segments [line items]
Total assets	4,796	4,603
Total liabilities	1,906	1,776
Net assets by segment	2,890	2,827
Additions to fixed assets	176	418
Israel [member]
Disclosure of operating segments [line items]
Total assets	9,592	9,760
Total liabilities	6,712	6,838
Net assets by segment	2,880	2,922
Additions to fixed assets	412	391
Rest of Asia, Middle East and Africa [member]
Disclosure of operating segments [line items]
Total assets	3,991	3,911
Total liabilities	1,451	1,189
Net assets by segment	2,540	2,722
Additions to fixed assets	103	58
Other Locations [member]
Disclosure of operating segments [line items]
Total assets	22,588	29,772
Total liabilities	206,963	218,023
Net assets by segment	(184,375)	(188,251)
Additions to fixed assets	129	163
Continuing operation [member]
Disclosure of operating segments [line items]
Total assets	550,528	566,313
Total liabilities	332,781	357,272
Net assets by segment	217,747	209,041
Additions to fixed assets	12,969	12,419
Disposal groups classified as held for sale [member]
Disclosure of operating segments [line items]
Total assets	2,100	1,378
Total liabilities	314	0
Net assets by segment	1,786	1,378
Additions to fixed assets	0	0
Equity accounted investment [member]
Disclosure of operating segments [line items]
Total assets	9,521	8,572
Equity accounted investment [member] | Mexico [member]
Disclosure of operating segments [line items]
Total assets	0	241
Equity accounted investment [member] | United States [member]
Disclosure of operating segments [line items]
Total assets	2,485	1,573
Equity accounted investment [member] | United Kingdom [member]
Disclosure of operating segments [line items]
Total assets	118	107
Equity accounted investment [member] | France [member]
Disclosure of operating segments [line items]
Total assets	927	1,055
Equity accounted investment [member] | Germany [member]
Disclosure of operating segments [line items]
Total assets	85	85
Equity accounted investment [member] | Spain [member]
Disclosure of operating segments [line items]
Total assets	6	0
Equity accounted investment [member] | Poland [member]
Disclosure of operating segments [line items]
Total assets	8	9
Equity accounted investment [member] | Czech Republic [member]
Disclosure of operating segments [line items]
Total assets	157	149
Equity accounted investment [member] | Rest of Europe [member]
Disclosure of operating segments [line items]
Total assets	0	9
Equity accounted investment [member] | Colombia [member]
Disclosure of operating segments [line items]
Total assets	0	0
Equity accounted investment [member] | Panama [member]
Disclosure of operating segments [line items]
Total assets	0	0
Equity accounted investment [member] | Costa Rica [member]
Disclosure of operating segments [line items]
Total assets	0	0
Equity accounted investment [member] | Caribbean TCL [member]
Disclosure of operating segments [line items]
Total assets	0	0
Equity accounted investment [member] | Dominican Republic [member]
Disclosure of operating segments [line items]
Total assets	0
Equity accounted investment [member] | Rest of South, Central America and the Caribbean [member]
Disclosure of operating segments [line items]
Total assets	29	31
Equity accounted investment [member] | Philippines [member]
Disclosure of operating segments [line items]
Total assets	6	6
Equity accounted investment [member] | Egypt [member]
Disclosure of operating segments [line items]
Total assets	1	1
Equity accounted investment [member] | Israel [member]
Disclosure of operating segments [line items]
Total assets	0	0
Equity accounted investment [member] | Rest of Asia, Middle East and Africa [member]
Disclosure of operating segments [line items]
Total assets	0	0
Equity accounted investment [member] | Other Locations [member]
Disclosure of operating segments [line items]
Total assets	5,670	5,306
Equity accounted investment [member] | Continuing operation [member]
Disclosure of operating segments [line items]
Total assets	9,492	8,572
Equity accounted investment [member] | Disposal groups classified as held for sale [member]
Disclosure of operating segments [line items]
Total assets	29	0
All other assets [member]
Disclosure of operating segments [line items]
Total assets	543,107	559,119
All other assets [member] | Mexico [member]
Disclosure of operating segments [line items]
Total assets	68,449	71,280
All other assets [member] | United States [member]
Disclosure of operating segments [line items]
Total assets	267,011	266,769
All other assets [member] | United Kingdom [member]
Disclosure of operating segments [line items]
Total assets	32,248	34,774
All other assets [member] | France [member]
Disclosure of operating segments [line items]
Total assets	16,316	18,481
All other assets [member] | Germany [member]
Disclosure of operating segments [line items]
Total assets	8,350	9,010
All other assets [member] | Spain [member]
Disclosure of operating segments [line items]
Total assets	25,134	25,731
All other assets [member] | Poland [member]
Disclosure of operating segments [line items]
Total assets	5,523	5,477
All other assets [member] | Czech Republic [member]
Disclosure of operating segments [line items]
Total assets	4,195	4,867
All other assets [member] | Rest of Europe [member]
Disclosure of operating segments [line items]
Total assets	11,299	11,256
All other assets [member] | Colombia [member]
Disclosure of operating segments [line items]
Total assets	24,514	24,406
All other assets [member] | Panama [member]
Disclosure of operating segments [line items]
Total assets	7,156	7,232
All other assets [member] | Costa Rica [member]
Disclosure of operating segments [line items]
Total assets	1,640	1,869
All other assets [member] | Caribbean TCL [member]
Disclosure of operating segments [line items]
Total assets	11,230	11,004
All other assets [member] | Dominican Republic [member]
Disclosure of operating segments [line items]
Total assets	4,010	4,362
All other assets [member] | Rest of South, Central America and the Caribbean [member]
Disclosure of operating segments [line items]
Total assets	6,430	6,936
All other assets [member] | Philippines [member]
Disclosure of operating segments [line items]
Total assets	12,235	11,548
All other assets [member] | Egypt [member]
Disclosure of operating segments [line items]
Total assets	4,795	4,602
All other assets [member] | Israel [member]
Disclosure of operating segments [line items]
Total assets	9,592	9,760
All other assets [member] | Rest of Asia, Middle East and Africa [member]
Disclosure of operating segments [line items]
Total assets	3,991	3,911
All other assets [member] | Other Locations [member]
Disclosure of operating segments [line items]
Total assets	16,918	24,466
All other assets [member] | Continuing operation [member]
Disclosure of operating segments [line items]
Total assets	541,036	557,741
All other assets [member] | Disposal groups classified as held for sale [member]
Disclosure of operating segments [line items]
Total assets	$ 2,071	$ 1,378